Note 19 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	$112	$-	$112	$-
Interest rate swaps-asset position	5,754	-	5,754	-
Interest rate swaps-liability position	(4,703)	-	(4,703)	-
Total	$1,163	$-	$1,163	$-
	December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps-asset position	$7,241	$-	$7,241	$-
Total	$7,241	$-	$7,241	$-